Investment Portfolioas of September 30, 2024 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 99.8%
Australia 0.7%
APA Group (Units) (Cost $7,053,702)	1,212,935	6,513,565
Brazil 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR) (Cost $5,161,188)	336,938	5,572,954
Canada 12.4%
Enbridge, Inc.	1,122,222	45,587,546
GFL Environmental, Inc.	174,683	6,966,358
Hydro One Ltd. 144A	234,150	8,116,346
Keyera Corp. (a)	621,875	19,390,342
Pembina Pipeline Corp.	723,726	29,833,062
(Cost $83,523,518)		109,893,654
China 1.6%
China Tower Corp. Ltd. "H", 144A	49,650,000	6,536,222
ENN Energy Holdings Ltd.	979,000	7,391,284
(Cost $17,076,996)		13,927,506
France 5.3%
Eiffage SA	68,463	6,610,151
Vinci SA	345,949	40,439,307
(Cost $35,641,019)		47,049,458
Hong Kong 1.7%
China Resources Gas Group Ltd.	1,129,000	4,522,234
Hong Kong & China Gas Co., Ltd.	7,431,800	6,070,358
Kunlun Energy Co., Ltd.	3,930,000	4,024,792
(Cost $13,414,256)		14,617,384
Italy 3.1%
Snam SpA	2,675,200	13,623,115
Terna - Rete Elettrica Nazionale	1,485,483	13,392,980
(Cost $24,053,536)		27,016,095
Japan 1.2%
Japan Airport Terminal Co., Ltd.	130,500	4,701,964
Tokyo Gas Co., Ltd.	263,400	6,121,767
(Cost $10,019,939)		10,823,731
Mexico 1.0%
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	29,399	5,116,014
Grupo Aeroportuario del Sureste SAB de CV (ADR)	12,558	3,550,900
(Cost $6,612,391)		8,666,914
Spain 8.1%
Aena SME SA 144A	91,768	20,179,665

Cellnex Telecom SA 144A*	854,493	34,627,622
Redeia Corp. SA (a)	880,243	17,096,733
(Cost $51,916,166)		71,904,020
United Kingdom 8.6%
National Grid PLC	4,513,190	62,205,833
Severn Trent PLC	187,962	6,641,825
United Utilities Group PLC	477,003	6,669,220
(Cost $59,558,095)		75,516,878
United States 55.5%
American Tower Corp. (REIT)	310,133	72,124,530
Atmos Energy Corp.	145,692	20,208,937
CenterPoint Energy, Inc.	755,952	22,240,108
Cheniere Energy, Inc.	51,585	9,277,046
Crown Castle, Inc. (REIT)	146,187	17,342,164
DT Midstream, Inc.	185,983	14,629,423
Edison International	261,627	22,785,095
Eversource Energy	94,220	6,411,671
Exelon Corp.	755,240	30,624,982
Kinder Morgan, Inc.	664,762	14,684,593
NiSource, Inc.	950,130	32,922,005
Norfolk Southern Corp.	30,694	7,627,459
ONE Gas, Inc.	24,635	1,833,337
ONEOK, Inc.	422,742	38,524,478
PG&E Corp.	2,377,249	46,998,213
Pinnacle West Capital Corp.	87,759	7,774,570
SBA Communications Corp. (REIT)	102,163	24,590,634
Sempra	543,804	45,478,329
Targa Resources Corp.	127,610	18,887,556
Williams Companies, Inc.	790,660	36,093,629
(Cost $285,303,572)		491,058,759
Total Common Stocks (Cost $599,334,378)		882,560,918

Master Limited Partnerships 0.4%
United States
Enterprise Products Partners LP (Cost $3,562,180)	134,655	3,919,807

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c) (Cost $6,662,750)	6,662,750	6,662,750

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.93% (b) (Cost $3,448,088)	3,448,088	3,448,088

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $613,007,396)	101.4	896,591,563
Other Assets and Liabilities, Net	(1.4)	(12,324,291)
Net Assets	100.0	884,267,272
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c)
6,814,025	—	151,275 (d)	—	—	227,754	—	6,662,750	6,662,750
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.93% (b)
3,279,510	76,445,293	76,276,715	—	—	44,671	—	3,448,088	3,448,088
10,093,535	76,445,293	76,427,990	—	—	272,425	—	10,110,838	10,110,838

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $6,276,658, which is 0.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2024 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Utilities	405,240,251	46%
Energy	230,827,483	26%
Real Estate	114,057,328	13%
Industrials	95,191,818	11%
Communication Services	41,163,845	4%
Total	886,480,725	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,513,565	$—	$6,513,565
Brazil	5,572,954	—	—	5,572,954
Canada	109,893,654	—	—	109,893,654
China	—	13,927,506	—	13,927,506
France	—	47,049,458	—	47,049,458
Hong Kong	—	14,617,384	—	14,617,384
Italy	—	27,016,095	—	27,016,095
Japan	—	10,823,731	—	10,823,731
Mexico	8,666,914	—	—	8,666,914
Spain	—	71,904,020	—	71,904,020
United Kingdom	—	75,516,878	—	75,516,878
United States	491,058,759	—	—	491,058,759
Master Limited Partnerships	3,919,807	—	—	3,919,807
Short-Term Investments (a)	10,110,838	—	—	10,110,838
Total	$629,222,926	$267,368,637	$—	$896,591,563

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGIF-PH3
R-080548-2 (1/25)